UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Convertible Securities Fund

February 28, 2010

1.797939.106

CVS-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 56.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 55.7%
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,181
Diversified Consumer Services - 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	910
Regis Corp. 5% 7/15/14	4,230	5,282
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	8,841
		15,033
Hotels, Restaurants & Leisure - 0.8%
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	11,506
2.75% 7/15/10	2,800	8,054
		19,560
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,033
Media - 1.6%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	19,683
Virgin Media, Inc. 6.5% 11/15/16 (g)	8,000	9,453
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	9,288
		38,424
Specialty Retail - 0.5%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,678
Charming Shoppes, Inc. 1.125% 5/1/14	5,000	3,669
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,239
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,550
		12,136
TOTAL CONSUMER DISCRETIONARY		87,367
CONSUMER STAPLES - 4.2%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,893
Food & Staples Retailing - 2.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	24,480	11,307
Rite Aid Corp. 8.5% 5/15/15	24,100	24,311
The Pantry, Inc. 3% 11/15/12	14,000	12,521
		48,139
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 1.6%
Smithfield Foods, Inc. 4% 6/30/13	$ 22,250	$ 22,791
Tyson Foods, Inc. 3.25% 10/15/13	13,000	15,543
		38,334
TOTAL CONSUMER STAPLES		101,366
ENERGY - 13.9%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,930
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	6,238
Hercules Offshore, Inc. 3.375% 6/1/38 (g)	30,000	24,123
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	4,089
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	6,527
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	6,432
		59,339
Oil, Gas & Consumable Fuels - 11.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15	35,000	39,260
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	61,167
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,611
Massey Energy Co. 3.25% 8/1/15	10,000	9,015
Patriot Coal Corp. 3.25% 5/31/13 (g)	6,000	4,995
Peabody Energy Corp. 4.75% 12/15/66	117,250	120,169
Pioneer Natural Resources Co. 2.875% 1/15/38	10,000	10,588
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	16,937
Western Refining, Inc. 5.75% 6/15/14	7,810	5,711
		273,453
TOTAL ENERGY		332,792
FINANCIALS - 1.2%
Diversified Financial Services - 1.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	28,425
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 3.4%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	8,500	9,574
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	$ 21,000	$ 22,785
3% 5/15/16	10,000	10,850
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	15,585
Medtronic, Inc. 1.625% 4/15/13	16,000	16,560
SonoSite, Inc. 3.75% 7/15/14	7,000	6,987
		82,341
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,600
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,000
Pharmaceuticals - 1.4%
Biovail Corp. 5.375% 8/1/14	10,000	11,925
Nektar Therapeutics 3.25% 9/28/12	9,000	8,494
Valeant Pharmaceuticals International 4% 11/15/13	10,000	12,800
		33,219
TOTAL HEALTH CARE		125,160
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,263
GenCorp, Inc. 4.0625% 12/31/39 (g)	7,830	6,176
		20,439
Airlines - 2.2%
AirTran Holdings, Inc. 7% 7/1/23	10,000	10,013
AMR Corp. 6.25% 10/15/14	1,990	2,306
Continental Airlines, Inc. 4.5% 1/15/15	9,280	11,322
U.S. Airways Group, Inc. 7.25% 5/15/14	1,200	2,168
UAL Corp.:
4.5% 6/30/21 (g)	10,500	9,791
4.5% 6/30/21	5,000	4,663
6% 10/15/29	3,600	7,629
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	4,576
		52,468
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	$ 32,500	$ 23,725
Construction & Engineering - 0.7%
MasTec, Inc. 4.25% 12/15/14 (g)	8,000	8,680
Quanta Services, Inc. 3.75% 4/30/26 (g)	7,000	7,341
		16,021
Electrical Equipment - 1.6%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	2,635
5.25% 11/1/25	32,596	19,517
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,860
General Cable Corp. 4.5% 11/15/29 (d)	14,800	13,249
SunPower Corp. 4.75% 4/15/14	2,020	1,990
		39,251
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,396
Machinery - 0.9%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	3,885
2.375% 5/15/26	8,000	5,650
Terex Corp. 4% 6/1/15	1,090	1,515
Trinity Industries, Inc. 3.875% 6/1/36	15,000	10,969
		22,019
Marine - 1.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	19,040
Horizon Lines, Inc. 4.25% 8/15/12 (g)	15,000	12,413
		31,453
Road & Rail - 1.6%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	37,590
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	898
TOTAL INDUSTRIALS		246,260
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.8%
CommScope, Inc. 3.25% 7/1/15	10,000	11,475
Finisar Corp. 5% 10/15/29 (g)	2,500	3,422
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. 1% 5/15/26 (g)	$ 14,000	$ 12,075
L-3 Communications Corp. 3% 8/1/35	3,000	3,131
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	8,406
Symmetricom, Inc. 3.25% 6/15/25	5,214	5,136
		43,645
Computers & Peripherals - 1.7%
EMC Corp. 1.75% 12/1/13 (g)	17,000	20,953
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	8,910
SanDisk Corp. 1% 5/15/13	13,000	10,707
		40,570
Electronic Equipment & Components - 1.0%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	4,112
Itron, Inc. 2.5% 8/1/26	5,000	5,891
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,546
SYNNEX Corp. 4% 5/15/18 (g)	10,000	11,776
		25,325
Internet Software & Services - 0.4%
VeriSign, Inc. 3.25% 8/15/37	10,000	8,815
IT Services - 1.3%
Alliance Data Systems Corp. 4.75% 5/15/14 (g)	10,200	13,821
BearingPoint, Inc. 3.1% 12/15/24 (c)(g)	8,000	0*
CACI International, Inc. 2.125% 5/1/14	6,000	6,330
DST Systems, Inc. 4.125% 8/15/23	10,100	10,088
		30,239
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. 6% 5/1/15	25,000	23,033
Amkor Technology, Inc. 6% 4/15/14 (g)	10,890	23,727
Conexant Systems, Inc. 4% 3/1/26	7,000	6,703
Intel Corp. 3.25% 8/1/39 (g)	58,000	65,108
LTX-Credence Corp. 3.5% 5/15/11	10,333	7,750
Micron Technology, Inc. 4.25% 10/15/13	6,130	11,770
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,784
2.625% 12/15/26	35,330	35,948
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,638
Xilinx, Inc. 3.125% 3/15/37	10,000	9,325
		199,786
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Nuance Communications, Inc. 2.75% 8/15/27	$ 9,085	$ 9,239
TOTAL INFORMATION TECHNOLOGY		357,619
MATERIALS - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA 5% 5/15/14	2,170	3,167
Goldcorp, Inc. 2% 8/1/14 (g)	5,000	5,594
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,387
Steel Dynamics, Inc. 5.125% 6/15/14	860	1,046
		16,194
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 7% 3/15/15	10,000	11,838
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,315
		18,153
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. 4.5% 7/15/14	26,000	22,394
TOTAL TELECOMMUNICATION SERVICES		40,547
TOTAL CONVERTIBLE BONDS		1,335,730
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (g)	2,186	2,186
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13	4,264	4,179
8% 12/31/18	3,812	3,526
		7,705
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	$ 22,024	$ 18,769
TOTAL NONCONVERTIBLE BONDS		28,660
TOTAL CORPORATE BONDS (Cost $1,361,321)		1,364,390
Common Stocks - 14.7%
	Shares
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	10,703
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	9,213
Hotels, Restaurants & Leisure - 0.5%
Ambassadors International, Inc. (a)(f)	1,843,012	922
Domino's Pizza, Inc. (a)	130,400	1,629
Las Vegas Sands Corp. (a)(e)	558,200	9,283
		11,834
TOTAL CONSUMER DISCRETIONARY		31,750
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
McMoRan Exploration Co. (a)(e)	450,000	7,776
FINANCIALS - 6.4%
Commercial Banks - 2.7%
Huntington Bancshares, Inc.	5,820,500	27,997
KeyCorp	5,214,100	37,281
		65,278
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.6%
Bank of America Corp.	5,181,985	$ 86,332
Thrifts & Mortgage Finance - 0.1%
Washington Mutual, Inc. (a)	2,959,042	784
TOTAL FINANCIALS		152,394
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.6%
EMCORE Corp. (a)(e)	172,258	203
Finisar Corp. (a)(e)	1,174,120	14,712
		14,915
Electronic Equipment & Components - 0.5%
L-1 Identity Solutions, Inc. (a)	100,000	852
Viasystems Group, Inc. (a)	183,215	3,998
Viasystems Group, Inc. (a)(g)	183,214	3,598
Viasystems Group, Inc. (a)(g)	183,214	3,518
		11,966
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology, Inc. (a)	843,200	5,076
ON Semiconductor Corp. (a)	2,169,500	17,269
		22,345
TOTAL INFORMATION TECHNOLOGY		49,226
MATERIALS - 4.5%
Chemicals - 4.5%
Celanese Corp. Class A	3,465,630	108,093
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	167,000	3,647
TOTAL COMMON STOCKS (Cost $286,900)		352,886
Convertible Preferred Stocks - 22.1%

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.8%
Ford Motor Co. Capital Trust II 6.50% (a)	450,000	19,805
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50% (g)	100,000	$ 12,700
Media - 0.7%
Interpublic Group of Companies, Inc. 5.25%	10,000	7,539
LodgeNet Entertainment Corp. 10.00% (g)	4,997	8,964
		16,503
TOTAL CONSUMER DISCRETIONARY		49,008
CONSUMER STAPLES - 2.1%
Food Products - 2.1%
Archer Daniels Midland Co. 6.25%	600,000	24,696
Bunge Ltd.:
4.875%	237,000	20,471
5.125%	10,000	5,944
		51,111
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
El Paso Corp.:
4.99% (g)	119,290	115,152
4.99%	10,000	9,653
Goodrich Petroleum Corp. 5.375%	100,000	3,729
		128,534
FINANCIALS - 7.4%
Commercial Banks - 4.9%
Huntington Bancshares, Inc. 8.50%	2,100	1,863
Wells Fargo & Co. 7.50%	120,550	114,884
		116,747
Diversified Financial Services - 2.2%
Bank of America Corp. Series L, 7.25%	47,085	42,730
Citigroup, Inc. 7.50%	85,400	9,160
		51,890
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	8,672
TOTAL FINANCIALS		177,309
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Tenet Healthcare Corp. 7.00% (a)	40,000	$ 39,223
MATERIALS - 3.6%
Metals & Mining - 3.6%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	803,200	86,183
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $559,655)		531,368
Floating Rate Loans - 0.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (h)	$ 8,362	836
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
CCO Holdings, LLC Tranche 3LN, term loan 2.7556% 9/6/14 (h)	9,000	8,100
TOTAL FLOATING RATE LOANS (Cost $14,946)		8,936
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.16% (i)	132,593,352	132,593
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(i)	25,751,925	25,752
TOTAL MONEY MARKET FUNDS (Cost $158,345)		158,345
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,381,167)		2,415,925
NET OTHER ASSETS - (0.7)%		(17,652)
NET ASSETS - 100%		$ 2,398,273
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $572,307,000 or 23.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	15
Total	$ 75
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value beginning of period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Ambassadors International, Inc.	-	$ 4,640	-	-	$ 922
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 80,758	$ 31,750	$ 49,008	$ -
Consumer Staples	51,111	-	51,111	-
Energy	136,310	7,776	128,534	-
Financials	329,703	319,168	10,535	-
Health Care	39,223	-	39,223	-
Information Technology	49,226	42,110	7,116	-
Materials	194,276	108,093	86,183	-
Utilities	3,647	3,647	-	-
Corporate Bonds	1,364,390	-	1,362,204	2,186
Floating Rate Loans	8,936	-	8,936	-
Money Market Funds	158,345	158,345	-	-
Total Investments in Securities:	$ 2,415,925	$ 670,889	$ 1,742,850	$ 2,186
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 3,577
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,640
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	719
Transfers in/out of Level 3	(7,750)
Ending Balance	$ 2,186
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $2,372,868,000. Net unrealized appreciation aggregated $43,057,000, of which $227,983,000 related to appreciated investment securities and $184,926,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884072.101

ACVS-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 56.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 55.7%
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,181
Diversified Consumer Services - 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	910
Regis Corp. 5% 7/15/14	4,230	5,282
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	8,841
		15,033
Hotels, Restaurants & Leisure - 0.8%
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	11,506
2.75% 7/15/10	2,800	8,054
		19,560
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,033
Media - 1.6%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	19,683
Virgin Media, Inc. 6.5% 11/15/16 (g)	8,000	9,453
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	9,288
		38,424
Specialty Retail - 0.5%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,678
Charming Shoppes, Inc. 1.125% 5/1/14	5,000	3,669
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,239
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,550
		12,136
TOTAL CONSUMER DISCRETIONARY		87,367
CONSUMER STAPLES - 4.2%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,893
Food & Staples Retailing - 2.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	24,480	11,307
Rite Aid Corp. 8.5% 5/15/15	24,100	24,311
The Pantry, Inc. 3% 11/15/12	14,000	12,521
		48,139
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 1.6%
Smithfield Foods, Inc. 4% 6/30/13	$ 22,250	$ 22,791
Tyson Foods, Inc. 3.25% 10/15/13	13,000	15,543
		38,334
TOTAL CONSUMER STAPLES		101,366
ENERGY - 13.9%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,930
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	6,238
Hercules Offshore, Inc. 3.375% 6/1/38 (g)	30,000	24,123
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	4,089
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	6,527
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	6,432
		59,339
Oil, Gas & Consumable Fuels - 11.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15	35,000	39,260
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	61,167
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,611
Massey Energy Co. 3.25% 8/1/15	10,000	9,015
Patriot Coal Corp. 3.25% 5/31/13 (g)	6,000	4,995
Peabody Energy Corp. 4.75% 12/15/66	117,250	120,169
Pioneer Natural Resources Co. 2.875% 1/15/38	10,000	10,588
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	16,937
Western Refining, Inc. 5.75% 6/15/14	7,810	5,711
		273,453
TOTAL ENERGY		332,792
FINANCIALS - 1.2%
Diversified Financial Services - 1.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	28,425
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 3.4%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	8,500	9,574
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	$ 21,000	$ 22,785
3% 5/15/16	10,000	10,850
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	15,585
Medtronic, Inc. 1.625% 4/15/13	16,000	16,560
SonoSite, Inc. 3.75% 7/15/14	7,000	6,987
		82,341
Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,600
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,000
Pharmaceuticals - 1.4%
Biovail Corp. 5.375% 8/1/14	10,000	11,925
Nektar Therapeutics 3.25% 9/28/12	9,000	8,494
Valeant Pharmaceuticals International 4% 11/15/13	10,000	12,800
		33,219
TOTAL HEALTH CARE		125,160
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,263
GenCorp, Inc. 4.0625% 12/31/39 (g)	7,830	6,176
		20,439
Airlines - 2.2%
AirTran Holdings, Inc. 7% 7/1/23	10,000	10,013
AMR Corp. 6.25% 10/15/14	1,990	2,306
Continental Airlines, Inc. 4.5% 1/15/15	9,280	11,322
U.S. Airways Group, Inc. 7.25% 5/15/14	1,200	2,168
UAL Corp.:
4.5% 6/30/21 (g)	10,500	9,791
4.5% 6/30/21	5,000	4,663
6% 10/15/29	3,600	7,629
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	4,576
		52,468
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	$ 32,500	$ 23,725
Construction & Engineering - 0.7%
MasTec, Inc. 4.25% 12/15/14 (g)	8,000	8,680
Quanta Services, Inc. 3.75% 4/30/26 (g)	7,000	7,341
		16,021
Electrical Equipment - 1.6%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	2,635
5.25% 11/1/25	32,596	19,517
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,860
General Cable Corp. 4.5% 11/15/29 (d)	14,800	13,249
SunPower Corp. 4.75% 4/15/14	2,020	1,990
		39,251
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,396
Machinery - 0.9%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	3,885
2.375% 5/15/26	8,000	5,650
Terex Corp. 4% 6/1/15	1,090	1,515
Trinity Industries, Inc. 3.875% 6/1/36	15,000	10,969
		22,019
Marine - 1.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	19,040
Horizon Lines, Inc. 4.25% 8/15/12 (g)	15,000	12,413
		31,453
Road & Rail - 1.6%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	37,590
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	898
TOTAL INDUSTRIALS		246,260
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.8%
CommScope, Inc. 3.25% 7/1/15	10,000	11,475
Finisar Corp. 5% 10/15/29 (g)	2,500	3,422
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. 1% 5/15/26 (g)	$ 14,000	$ 12,075
L-3 Communications Corp. 3% 8/1/35	3,000	3,131
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	8,406
Symmetricom, Inc. 3.25% 6/15/25	5,214	5,136
		43,645
Computers & Peripherals - 1.7%
EMC Corp. 1.75% 12/1/13 (g)	17,000	20,953
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	8,910
SanDisk Corp. 1% 5/15/13	13,000	10,707
		40,570
Electronic Equipment & Components - 1.0%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	4,112
Itron, Inc. 2.5% 8/1/26	5,000	5,891
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,546
SYNNEX Corp. 4% 5/15/18 (g)	10,000	11,776
		25,325
Internet Software & Services - 0.4%
VeriSign, Inc. 3.25% 8/15/37	10,000	8,815
IT Services - 1.3%
Alliance Data Systems Corp. 4.75% 5/15/14 (g)	10,200	13,821
BearingPoint, Inc. 3.1% 12/15/24 (c)(g)	8,000	0*
CACI International, Inc. 2.125% 5/1/14	6,000	6,330
DST Systems, Inc. 4.125% 8/15/23	10,100	10,088
		30,239
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. 6% 5/1/15	25,000	23,033
Amkor Technology, Inc. 6% 4/15/14 (g)	10,890	23,727
Conexant Systems, Inc. 4% 3/1/26	7,000	6,703
Intel Corp. 3.25% 8/1/39 (g)	58,000	65,108
LTX-Credence Corp. 3.5% 5/15/11	10,333	7,750
Micron Technology, Inc. 4.25% 10/15/13	6,130	11,770
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,784
2.625% 12/15/26	35,330	35,948
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,638
Xilinx, Inc. 3.125% 3/15/37	10,000	9,325
		199,786
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Nuance Communications, Inc. 2.75% 8/15/27	$ 9,085	$ 9,239
TOTAL INFORMATION TECHNOLOGY		357,619
MATERIALS - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA 5% 5/15/14	2,170	3,167
Goldcorp, Inc. 2% 8/1/14 (g)	5,000	5,594
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,387
Steel Dynamics, Inc. 5.125% 6/15/14	860	1,046
		16,194
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 7% 3/15/15	10,000	11,838
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,315
		18,153
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. 4.5% 7/15/14	26,000	22,394
TOTAL TELECOMMUNICATION SERVICES		40,547
TOTAL CONVERTIBLE BONDS		1,335,730
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (g)	2,186	2,186
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC:
7.5% 12/31/13	4,264	4,179
8% 12/31/18	3,812	3,526
		7,705
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	$ 22,024	$ 18,769
TOTAL NONCONVERTIBLE BONDS		28,660
TOTAL CORPORATE BONDS (Cost $1,361,321)		1,364,390
Common Stocks - 14.7%
	Shares
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	10,703
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	9,213
Hotels, Restaurants & Leisure - 0.5%
Ambassadors International, Inc. (a)(f)	1,843,012	922
Domino's Pizza, Inc. (a)	130,400	1,629
Las Vegas Sands Corp. (a)(e)	558,200	9,283
		11,834
TOTAL CONSUMER DISCRETIONARY		31,750
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
McMoRan Exploration Co. (a)(e)	450,000	7,776
FINANCIALS - 6.4%
Commercial Banks - 2.7%
Huntington Bancshares, Inc.	5,820,500	27,997
KeyCorp	5,214,100	37,281
		65,278
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.6%
Bank of America Corp.	5,181,985	$ 86,332
Thrifts & Mortgage Finance - 0.1%
Washington Mutual, Inc. (a)	2,959,042	784
TOTAL FINANCIALS		152,394
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.6%
EMCORE Corp. (a)(e)	172,258	203
Finisar Corp. (a)(e)	1,174,120	14,712
		14,915
Electronic Equipment & Components - 0.5%
L-1 Identity Solutions, Inc. (a)	100,000	852
Viasystems Group, Inc. (a)	183,215	3,998
Viasystems Group, Inc. (a)(g)	183,214	3,598
Viasystems Group, Inc. (a)(g)	183,214	3,518
		11,966
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology, Inc. (a)	843,200	5,076
ON Semiconductor Corp. (a)	2,169,500	17,269
		22,345
TOTAL INFORMATION TECHNOLOGY		49,226
MATERIALS - 4.5%
Chemicals - 4.5%
Celanese Corp. Class A	3,465,630	108,093
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	167,000	3,647
TOTAL COMMON STOCKS (Cost $286,900)		352,886
Convertible Preferred Stocks - 22.1%

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.8%
Ford Motor Co. Capital Trust II 6.50% (a)	450,000	19,805
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50% (g)	100,000	$ 12,700
Media - 0.7%
Interpublic Group of Companies, Inc. 5.25%	10,000	7,539
LodgeNet Entertainment Corp. 10.00% (g)	4,997	8,964
		16,503
TOTAL CONSUMER DISCRETIONARY		49,008
CONSUMER STAPLES - 2.1%
Food Products - 2.1%
Archer Daniels Midland Co. 6.25%	600,000	24,696
Bunge Ltd.:
4.875%	237,000	20,471
5.125%	10,000	5,944
		51,111
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
El Paso Corp.:
4.99% (g)	119,290	115,152
4.99%	10,000	9,653
Goodrich Petroleum Corp. 5.375%	100,000	3,729
		128,534
FINANCIALS - 7.4%
Commercial Banks - 4.9%
Huntington Bancshares, Inc. 8.50%	2,100	1,863
Wells Fargo & Co. 7.50%	120,550	114,884
		116,747
Diversified Financial Services - 2.2%
Bank of America Corp. Series L, 7.25%	47,085	42,730
Citigroup, Inc. 7.50%	85,400	9,160
		51,890
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	8,672
TOTAL FINANCIALS		177,309
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Tenet Healthcare Corp. 7.00% (a)	40,000	$ 39,223
MATERIALS - 3.6%
Metals & Mining - 3.6%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	803,200	86,183
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $559,655)		531,368
Floating Rate Loans - 0.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (h)	$ 8,362	836
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
CCO Holdings, LLC Tranche 3LN, term loan 2.7556% 9/6/14 (h)	9,000	8,100
TOTAL FLOATING RATE LOANS (Cost $14,946)		8,936
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.16% (i)	132,593,352	132,593
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(i)	25,751,925	25,752
TOTAL MONEY MARKET FUNDS (Cost $158,345)		158,345
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,381,167)		2,415,925
NET OTHER ASSETS - (0.7)%		(17,652)
NET ASSETS - 100%		$ 2,398,273
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $572,307,000 or 23.9% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	15
Total	$ 75
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value beginning of period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Ambassadors International, Inc.	-	$ 4,640	-	-	$ 922
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 80,758	$ 31,750	$ 49,008	$ -
Consumer Staples	51,111	-	51,111	-
Energy	136,310	7,776	128,534	-
Financials	329,703	319,168	10,535	-
Health Care	39,223	-	39,223	-
Information Technology	49,226	42,110	7,116	-
Materials	194,276	108,093	86,183	-
Utilities	3,647	3,647	-	-
Corporate Bonds	1,364,390	-	1,362,204	2,186
Floating Rate Loans	8,936	-	8,936	-
Money Market Funds	158,345	158,345	-	-
Total Investments in Securities:	$ 2,415,925	$ 670,889	$ 1,742,850	$ 2,186
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 3,577
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,640
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	719
Transfers in/out of Level 3	(7,750)
Ending Balance	$ 2,186
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $2,372,868,000. Net unrealized appreciation aggregated $43,057,000, of which $227,983,000 related to appreciated investment securities and $184,926,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Equity-Income II Fund
Equity-Income II
Class K

February 28, 2010

1.797940.106

EII-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 1.6%
ArvinMeritor, Inc. (a)	116,400	$ 1,357
Johnson Controls, Inc.	1,603,292	49,862
Michelin CGDE Series B	126,853	8,848
The Goodyear Tire & Rubber Co. (a)	2,043,400	26,544
		86,611
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	118,252	4,795
Daimler AG (Reg.)	173,140	7,239
Fiat SpA	943,300	9,928
Harley-Davidson, Inc. (c)	1,260,758	31,027
Thor Industries, Inc.	141,200	4,791
		57,780
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,732,100	29,931
Hotels, Restaurants & Leisure - 0.6%
Sands China Ltd.	4,090,800	5,797
Starbucks Corp. (a)	1,134,800	25,998
		31,795
Household Durables - 3.4%
Black & Decker Corp.	314,029	22,758
KB Home	276,700	4,505
Lennar Corp. Class A	562,700	9,234
Newell Rubbermaid, Inc.	1,731,800	23,812
Toll Brothers, Inc. (a)	4,402,250	82,894
Whirlpool Corp.	437,388	36,811
		180,014
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	966,236	12,165
Media - 2.9%
Belo Corp. Series A	912,073	6,138
Comcast Corp. Class A	2,173,300	35,729
Informa PLC	1,805,725	9,239
Interpublic Group of Companies, Inc. (a)	1,273,300	9,550
The Walt Disney Co.	1,254,625	39,194
Time Warner, Inc.	1,449,817	42,103
Virgin Media, Inc.	432,802	7,011
Vivendi	249,417	6,282
		155,246
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 2.0%
Kohl's Corp. (a)	585,512	$ 31,512
Macy's, Inc.	1,357,619	25,998
Target Corp.	884,700	45,580
Tuesday Morning Corp. (a)	468,400	2,675
		105,765
Specialty Retail - 2.9%
Home Depot, Inc.	2,486,200	77,569
Lowe's Companies, Inc.	992,700	23,537
OfficeMax, Inc. (a)	400,800	6,401
RadioShack Corp.	594,100	11,621
Staples, Inc.	1,463,500	37,700
		156,828
TOTAL CONSUMER DISCRETIONARY		816,135
CONSUMER STAPLES - 5.0%
Beverages - 1.1%
Carlsberg AS Series B	264,888	20,455
The Coca-Cola Co.	664,300	35,022
		55,477
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	586,400	19,791
Kroger Co.	994,200	21,972
Walgreen Co.	350,300	12,345
Winn-Dixie Stores, Inc. (a)	547,110	5,985
		60,093
Food Products - 1.1%
Bunge Ltd.	207,500	12,365
Nestle SA (Reg.)	626,851	31,185
Tyson Foods, Inc. Class A	1,009,769	17,206
		60,756
Household Products - 0.7%
Procter & Gamble Co.	577,400	36,538
Personal Products - 0.1%
Avon Products, Inc.	232,290	7,071
Tobacco - 0.9%
Philip Morris International, Inc.	940,359	46,059
TOTAL CONSUMER STAPLES		265,994
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.9%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	319,000	$ 15,286
BJ Services Co.	633,104	13,833
Halliburton Co.	704,200	21,232
Nabors Industries Ltd. (a)	910,300	20,063
Noble Corp.	910,300	38,469
Pride International, Inc. (a)	401,529	11,235
Schlumberger Ltd.	578,176	35,327
		155,445
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	547,098	38,368
Apache Corp.	362,800	37,601
Chevron Corp.	2,030,000	146,769
Cloud Peak Energy, Inc.	174,700	2,657
ConocoPhillips	1,337,600	64,205
CONSOL Energy, Inc.	404,300	20,361
Devon Energy Corp.	204,786	14,102
EOG Resources, Inc.	371,686	34,957
Exxon Mobil Corp.	1,667,300	108,375
Marathon Oil Corp.	696,545	20,165
Occidental Petroleum Corp.	604,995	48,309
Reliance Industries Ltd.	452,840	9,615
Royal Dutch Shell PLC:
Class A sponsored ADR	1,481,400	81,092
Class B ADR	235,100	12,371
		638,947
TOTAL ENERGY		794,392
FINANCIALS - 27.0%
Capital Markets - 5.0%
Bank of New York Mellon Corp.	1,413,710	40,319
Credit Suisse Group sponsored ADR (c)	307,000	13,692
Goldman Sachs Group, Inc.	404,800	63,290
Morgan Stanley	2,615,292	73,699
Nomura Holdings, Inc.	662,600	4,880
State Street Corp.	843,500	37,882
T. Rowe Price Group, Inc.	189,185	9,590
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG:
(For. Reg.) (a)	621,000	$ 8,594
(NY Shares) (a)	1,091,300	15,125
		267,071
Commercial Banks - 8.6%
Associated Banc-Corp.	1,647,755	21,273
BB&T Corp.	236,100	6,736
Comerica, Inc.	555,200	20,032
Huntington Bancshares, Inc.	1,520,800	7,315
KeyCorp	3,049,074	21,801
Marshall & Ilsley Corp.	788,400	5,582
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,711,800	19,004
PNC Financial Services Group, Inc.	2,070,900	111,332
Standard Chartered PLC (United Kingdom)	531,398	12,659
Sumitomo Mitsui Financial Group, Inc.	107,700	3,463
SunTrust Banks, Inc.	218,500	5,202
U.S. Bancorp, Delaware	1,469,100	36,155
Wells Fargo & Co.	6,842,600	187,077
		457,631
Consumer Finance - 1.4%
American Express Co.	626,670	23,933
Capital One Financial Corp.	646,333	24,399
Discover Financial Services	1,367,000	18,660
SLM Corp. (a)	867,281	9,696
		76,688
Diversified Financial Services - 8.8%
Bank of America Corp.	11,995,273	199,841
Citigroup, Inc.	8,273,183	28,129
CME Group, Inc.	15,088	4,552
JPMorgan Chase & Co.	5,150,000	216,140
Moody's Corp. (c)	764,640	20,355
		469,017
Insurance - 1.9%
ACE Ltd.	428,620	21,427
Allstate Corp.	194,600	6,081
Berkshire Hathaway, Inc. Class B (a)(c)	107,800	8,638
Hartford Financial Services Group, Inc.	600,700	14,639
Montpelier Re Holdings Ltd.	1,205,300	21,382
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The First American Corp.	270,575	$ 8,721
The Travelers Companies, Inc.	386,552	20,329
		101,217
Real Estate Investment Trusts - 0.8%
Developers Diversified Realty Corp.	1,253,417	13,299
HCP, Inc.	811,100	23,343
Segro PLC	1,191,112	5,789
		42,431
Real Estate Management & Development - 0.5%
Allgreen Properties Ltd.	2,732,000	2,177
CB Richard Ellis Group, Inc. Class A (a)	1,043,300	13,772
Indiabulls Real Estate Ltd. (a)	2,558,497	8,890
Unite Group PLC (a)	583,497	2,586
		27,425
TOTAL FINANCIALS		1,441,480
HEALTH CARE - 7.4%
Biotechnology - 0.9%
Amgen, Inc. (a)	554,600	31,396
Biogen Idec, Inc. (a)	220,870	12,150
Cephalon, Inc. (a)	84,300	5,789
		49,335
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	1,114,605	8,627
C. R. Bard, Inc.	115,905	9,711
CareFusion Corp. (a)	405,343	10,231
Covidien PLC	121,627	5,974
		34,543
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	724,100	24,518
Pharmaceuticals - 5.3%
Johnson & Johnson	756,700	47,672
Merck & Co., Inc.	2,540,628	93,698
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	7,164,335	$ 125,734
Sanofi-Aventis	230,781	16,841
		283,945
TOTAL HEALTH CARE		392,341
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	1,080,800	43,405
Lockheed Martin Corp.	81,800	6,361
Orbital Sciences Corp. (a)	232,422	4,288
Raytheon Co.	143,300	8,059
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	14,470
The Boeing Co.	481,717	30,425
United Technologies Corp.	746,428	51,242
		158,250
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	62,933	2,317
Masco Corp.	1,273,300	17,024
		19,341
Construction & Engineering - 0.2%
Fluor Corp.	226,900	9,711
Electrical Equipment - 0.3%
Cooper Industries PLC Class A	145,794	6,613
Schneider Electric SA	79,061	8,442
		15,055
Industrial Conglomerates - 3.3%
General Electric Co.	4,184,100	67,197
Koninklijke Philips Electronics NV (NY Shares)	221,352	6,486
Rheinmetall AG	335,942	21,035
Siemens AG sponsored ADR (c)	461,500	39,809
Textron, Inc.	922,100	18,368
Tyco International Ltd.	605,400	21,831
		174,726
Machinery - 2.4%
Briggs & Stratton Corp.	830,626	14,544
Caterpillar, Inc.	95,700	5,460
Cummins, Inc.	412,900	23,444
Eaton Corp.	367,700	25,048
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	585,553	$ 18,685
Kennametal, Inc.	532,200	13,864
The Stanley Works	279,800	16,019
Vallourec SA	55,600	10,624
		127,688
Road & Rail - 0.7%
CSX Corp.	380,500	18,059
Union Pacific Corp.	265,200	17,867
		35,926
TOTAL INDUSTRIALS		540,697
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	1,406,266	34,214
Motorola, Inc. (a)	1,920,192	12,980
		47,194
Computers & Peripherals - 1.2%
Hewlett-Packard Co.	947,975	48,148
International Business Machines Corp.	127,200	16,175
		64,323
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	680,784	21,417
Arrow Electronics, Inc. (a)	237,538	6,701
Avnet, Inc. (a)	475,100	13,118
Tyco Electronics Ltd.	1,098,471	28,154
		69,390
IT Services - 0.1%
Hewitt Associates, Inc. Class A (a)	233,844	8,884
MoneyGram International, Inc. (a)	340,342	943
		9,827
Office Electronics - 0.2%
Xerox Corp.	1,089,380	10,207
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	2,865,600	35,075
Intel Corp.	3,132,100	64,302
Micron Technology, Inc. (a)	1,472,300	13,339
National Semiconductor Corp.	1,614,802	23,382
Novellus Systems, Inc. (a)	182,200	4,030
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	10,133	$ 6,499
Teradyne, Inc. (a)	303,600	3,033
Varian Semiconductor Equipment Associates, Inc. (a)	331,900	9,984
		159,644
Software - 0.5%
Microsoft Corp.	605,854	17,364
Oracle Corp.	343,986	8,479
		25,843
TOTAL INFORMATION TECHNOLOGY		386,428
MATERIALS - 1.9%
Chemicals - 1.0%
Clariant AG (Reg.) (a)	570,786	6,184
Dow Chemical Co.	414,932	11,747
E.I. du Pont de Nemours & Co.	757,109	25,530
Monsanto Co.	132,800	9,382
		52,843
Metals & Mining - 0.7%
Alcoa, Inc.	1,207,232	16,056
Commercial Metals Co.	303,509	4,978
Nucor Corp.	396,900	16,432
		37,466
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	270,650	10,934
TOTAL MATERIALS		101,243
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	5,074,000	125,886
Qwest Communications International, Inc.	7,720,600	35,206
Verizon Communications, Inc.	3,235,400	93,600
		254,692
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	6,520,347	$ 21,713
Vodafone Group PLC sponsored ADR	646,800	14,081
		35,794
TOTAL TELECOMMUNICATION SERVICES		290,486
UTILITIES - 3.4%
Electric Utilities - 2.5%
Allegheny Energy, Inc.	1,216,497	27,554
American Electric Power Co., Inc.	1,260,409	42,375
Entergy Corp.	370,300	28,132
FirstEnergy Corp.	904,274	34,950
		133,011
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	2,250,400	26,307
Constellation Energy Group, Inc.	365,400	12,815
		39,122
Multi-Utilities - 0.1%
CMS Energy Corp.	467,200	7,134
TOTAL UTILITIES		179,267
TOTAL COMMON STOCKS (Cost $4,612,382)		5,208,463
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.5%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	7,600	6,741
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	81,000	8,688
Insurance - 0.2%
XL Capital Ltd. 10.75%	462,200	12,794
TOTAL FINANCIALS		28,223
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	190,100	$ 20,398
TOTAL CONVERTIBLE PREFERRED STOCKS		48,621
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	513,733	5,221
TOTAL PREFERRED STOCKS (Cost $38,443)		53,842
Convertible Bonds - 0.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 9,710	13,781
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (d)	1,890	2,073
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (d)	3,190	3,868
TOTAL CONSUMER DISCRETIONARY		19,722
INDUSTRIALS - 0.2%
Airlines - 0.1%
AMR Corp. 6.25% 10/15/14	1,800	2,086
UAL Corp. 6% 10/15/29	2,270	4,811
		6,897
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,840	3,062
TOTAL INDUSTRIALS		9,959
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	5,220	4,691
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 4% 5/15/14	$ 4,290	$ 7,781
TOTAL CONVERTIBLE BONDS (Cost $29,087)		42,153
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.16% (e)	15,413,194	15,413
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	27,824,860	27,825
TOTAL MONEY MARKET FUNDS (Cost $43,238)		43,238
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $4,723,150)		5,347,696
NET OTHER ASSETS - (0.3)%		(16,500)
NET ASSETS - 100%		$ 5,331,196
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,941,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	142
Total	$ 151
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 816,135	$ 808,896	$ 7,239	$ -
Consumer Staples	265,994	265,994	-	-
Energy	794,392	794,392	-	-
Financials	1,474,924	1,454,709	20,215	-
Health Care	392,341	375,500	16,841	-
Industrials	540,697	540,697	-	-
Information Technology	386,428	386,428	-	-
Materials	121,641	101,243	20,398	-
Telecommunication Services	290,486	290,486	-	-
Utilities	179,267	179,267	-	-
Corporate Bonds	42,153	-	42,153	-
Money Market Funds	43,238	43,238	-	-
Total Investments in Securities:	$ 5,347,696	$ 5,240,850	$ 106,846	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $4,861,173,000. Net unrealized appreciation aggregated $486,523,000, of which $961,777,000 related to appreciated investment securities and $475,254,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Independence Fund
Independence
Class K

February 28, 2010

1.797942.106

FRE-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.3%
The Goodyear Tire & Rubber Co. (a)	963,800	$ 12,520
Hotels, Restaurants & Leisure - 1.8%
Ctrip.com International Ltd. sponsored ADR (a)	1,915,800	73,241
Household Durables - 1.3%
Cyrela Brazil Realty SA	1,463,800	18,152
Gafisa SA sponsored ADR (c)	1,092,000	33,535
		51,687
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	724,800	85,816
Priceline.com, Inc. (a)	122,000	27,665
		113,481
Media - 0.1%
VisionChina Media, Inc. ADR (a)	400,000	3,080
Multiline Retail - 1.6%
Macy's, Inc.	500,000	9,575
Nordstrom, Inc. (c)	585,500	21,628
Target Corp.	589,600	30,376
		61,579
Specialty Retail - 0.8%
Williams-Sonoma, Inc.	1,551,900	33,304
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (a)	200,000	24,040
Fuqi International, Inc. (a)(c)	172,200	3,177
		27,217
TOTAL CONSUMER DISCRETIONARY		376,109
CONSUMER STAPLES - 1.7%
Personal Products - 1.7%
Estee Lauder Companies, Inc. Class A	780,700	46,943
Hengan International Group Co. Ltd.	2,781,000	19,114
		66,057
ENERGY - 6.1%
Energy Equipment & Services - 2.5%
Dril-Quip, Inc. (a)	278,300	15,229
Seadrill Ltd. (c)	1,659,000	38,149
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Seahawk Drilling, Inc. (a)	170,000	$ 3,494
Transocean Ltd. (a)	513,400	40,980
		97,852
Oil, Gas & Consumable Fuels - 3.6%
Concho Resources, Inc. (a)	766,300	35,595
EXCO Resources, Inc.	500,000	9,455
Occidental Petroleum Corp.	769,900	61,477
Southwestern Energy Co. (a)	854,900	36,376
		142,903
TOTAL ENERGY		240,755
FINANCIALS - 21.4%
Capital Markets - 1.3%
Morgan Stanley	1,096,600	30,902
The Blackstone Group LP	1,366,200	19,099
		50,001
Commercial Banks - 6.6%
China Merchants Bank Co. Ltd. (H Shares)	5,725,000	14,102
Comerica, Inc.	350,000	12,628
Itau Unibanco Banco Multiplo SA ADR	1,317,400	26,295
PNC Financial Services Group, Inc.	1,471,500	79,108
Wells Fargo & Co.	4,729,300	129,299
		261,432
Consumer Finance - 1.7%
American Express Co.	1,810,200	69,132
Diversified Financial Services - 8.1%
Apollo Global Management LLC (a)(d)	1,703,400	10,220
Bank of America Corp.	7,158,381	119,259
CME Group, Inc.	99,500	30,018
Hong Kong Exchanges and Clearing Ltd.	954,400	15,972
IntercontinentalExchange, Inc. (a)	93,600	10,042
JPMorgan Chase & Co.	3,233,400	135,706
		321,217
Insurance - 3.6%
Assured Guaranty Ltd.	692,800	14,618
Hartford Financial Services Group, Inc.	2,196,100	53,519
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	1,358,900	$ 34,217
XL Capital Ltd. Class A	2,194,800	40,099
		142,453
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd. (a)	1,000,000	3,475
TOTAL FINANCIALS		847,710
HEALTH CARE - 11.9%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	150,000	8,252
Dendreon Corp. (a)	400,000	12,492
United Therapeutics Corp. (a)	785,300	45,084
Vertex Pharmaceuticals, Inc. (a)	449,000	18,234
		84,062
Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc. (a)	80,000	27,771
Sonova Holding AG Class B	100,000	12,472
		40,243
Health Care Providers & Services - 6.3%
Aetna, Inc.	185,500	5,563
CIGNA Corp.	975,900	33,434
Emergency Medical Services Corp. Class A (a)	200,000	10,412
Express Scripts, Inc. (a)	1,341,100	128,759
Medco Health Solutions, Inc. (a)	574,800	36,350
UnitedHealth Group, Inc.	971,000	32,878
		247,396
Health Care Technology - 0.8%
Cerner Corp. (a)	383,200	31,786
Life Sciences Tools & Services - 0.7%
Life Technologies Corp. (a)	574,800	29,177
Pharmaceuticals - 1.0%
Merck & Co., Inc.	1,068,600	39,410
TOTAL HEALTH CARE		472,074
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.1%
The Boeing Co.	700,000	44,212
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 6.9%
AMR Corp. (a)	1,592,000	$ 14,630
Continental Airlines, Inc. Class B (a)	2,900,000	59,914
Delta Air Lines, Inc. (a)	10,782,775	139,317
Southwest Airlines Co.	4,722,100	59,404
		273,265
Industrial Conglomerates - 0.4%
Textron, Inc.	787,000	15,677
Machinery - 2.4%
Cummins, Inc.	487,900	27,703
Danaher Corp.	200,000	14,794
Kennametal, Inc.	500,000	13,025
Parker Hannifin Corp.	585,500	35,312
Timken Co.	200,000	5,246
		96,080
Professional Services - 0.6%
Robert Half International, Inc.	800,000	22,320
Road & Rail - 1.1%
CSX Corp.	562,700	26,706
Union Pacific Corp.	281,400	18,958
		45,664
TOTAL INDUSTRIALS		497,218
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	2,549,300	62,024
Juniper Networks, Inc. (a)	942,300	26,366
Research In Motion Ltd. (a)	700,000	49,616
Riverbed Technology, Inc. (a)	500,000	13,625
ZTE Corp. (H Shares)	1,500,000	9,276
		160,907
Computers & Peripherals - 5.9%
Apple, Inc. (a)	638,300	130,609
Hewlett-Packard Co.	975,900	49,566
Seagate Technology	2,611,600	51,997
		232,172
Electronic Equipment & Components - 0.8%
Agilent Technologies, Inc. (a)	1,052,000	33,096
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.9%
Baidu.com, Inc. sponsored ADR (a)	51,200	$ 26,556
eBay, Inc. (a)	2,627,600	60,487
Google, Inc. Class A (a)	243,500	128,276
Tencent Holdings Ltd.	2,921,700	57,288
		272,607
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	400,000	19,252
Visa, Inc. Class A	530,500	45,241
		64,493
Semiconductors & Semiconductor Equipment - 4.1%
Aixtron AG (c)	400,000	11,763
Broadcom Corp. Class A	957,900	30,001
Intel Corp.	1,751,700	35,962
Marvell Technology Group Ltd. (a)	2,504,400	48,385
NVIDIA Corp. (a)	1,268,600	20,551
PMC-Sierra, Inc. (a)	2,054,100	17,049
		163,711
Software - 6.9%
Citrix Systems, Inc. (a)	1,530,900	65,844
Informatica Corp. (a)	1,366,200	34,865
Microsoft Corp.	4,793,800	137,390
Rovi Corp. (a)	485,300	16,258
Taleo Corp. Class A (a)	500,000	11,770
VMware, Inc. Class A (a)	100,000	4,951
		271,078
TOTAL INFORMATION TECHNOLOGY		1,198,064
MATERIALS - 4.3%
Chemicals - 3.5%
Dow Chemical Co.	3,432,400	97,171
Ferro Corp.	669,400	5,482
Rockwood Holdings, Inc. (a)	878,300	21,070
The Mosaic Co.	239,500	13,984
		137,707
Metals & Mining - 0.8%
Alcoa, Inc.	2,526,600	33,604
TOTAL MATERIALS		171,311
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	400,000	$ 17,064
NII Holdings, Inc. (a)	600,000	22,452
Vivo Participacoes SA sponsored ADR	683,100	18,485
		58,001
TOTAL COMMON STOCKS (Cost $3,171,101)		3,927,299
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.16% (e)	13,236,850	13,237
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	48,184,402	48,184
TOTAL MONEY MARKET FUNDS (Cost $61,421)		61,421
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,232,522)		3,988,720
NET OTHER ASSETS - (0.7)%		(29,597)
NET ASSETS - 100%		$ 3,959,123
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,220,000 or 0.3% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	206
Total	$ 208
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 376,109	$ 376,109	$ -	$ -
Consumer Staples	66,057	66,057	-	-
Energy	240,755	240,755	-	-
Financials	847,710	837,490	10,220	-
Health Care	472,074	472,074	-	-
Industrials	497,218	497,218	-	-
Information Technology	1,198,064	1,198,064	-	-
Materials	171,311	171,311	-	-
Telecommunication Services	58,001	58,001	-	-
Money Market Funds	61,421	61,421	-	-
Total Investments in Securities:	$ 3,988,720	$ 3,978,500	$ 10,220	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $3,285,638,000. Net unrealized appreciation aggregated $703,082,000, of which $790,968,000 related to appreciated investment securities and $87,886,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010